Subsequent Events - Additional Information (Detail) - USD ($)							3 Months Ended		12 Months Ended
		Jun. 29, 2021	Mar. 19, 2021	Mar. 15, 2021	Mar. 12, 2021	Feb. 26, 2021	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jul. 06, 2021
Subsequent Event [Line Items]
Number of days determining Earnout Triggering Event							10 days		10 days
Number of consecutive days determining Earnout Triggering Event							20 days		20 days
Issuance Of Earnout Shares							132,298,260		266,494,345	227,825,043
Adjustments in warrants							$ (9,237,000)	$ (535,000)	$ 73,125,000	$ 875,000	$ 388,000
Additional paid in capital							$ 1,081,272,000		$ 62,736,000	$ 20,331,000
Sponsor [Member]
Subsequent Event [Line Items]
Principal amount of working capital loans						$ 1,500,000
Sponsor [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Debt conversion converted instrument warrants issued						1,000,000
Conversion price per warrants						$ 1.50
PIPE Investor [Member]
Subsequent Event [Line Items]
Aggregate purchase price						$ 225,000,000
Stock issued during period shares new issues						22,500,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares cancelled as a capital contribution	[1]						1,588
Stock that may be issued							27,000,000		27,000,000
Common Stock [Member] | Charge Point [Member]
Subsequent Event [Line Items]
Business Acquisition,Number of Shares received						0.9966
Common Stock [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Conversion of warrants,shares issued						38,761,031
Conversion of options, shares issued						30,135,695
Conversion of unvested restricted shares of common stock, shares issued						345,689
Earnout Shares [Member]
Subsequent Event [Line Items]
Earnout Shares									9,000,000
Business Acquisition,Number of Shares received			9,000,000		9,000,000
Earnout liability			$ 743,700,000						$ 828,100,000
Earnout liability fair value						$ 828,200,000			$ 27,000,000
Issuance Of Earnout Shares			18,000,000
Earnout share price			$ 27.84
Founder Shares [Member] | Founders Stock Letter [Member]
Subsequent Event [Line Items]
Number of shares cancelled as a capital contribution						984,706
Number of shares cancelled as a capital contribution par value per share						$ 0.0001
Number of founder shares forfeited						900,000
Stock conversion basis						One-for-one
Tranche Three [Member]
Subsequent Event [Line Items]
Earnout Shares			9,000,000		9,000,000
Earnout Triggering Event [Member] | Share Price Greater Or Equal 15 USD [Member]
Subsequent Event [Line Items]
Share price triggering Earnout					$ 15.00				$ 15.00
Earnout Triggering Event [Member] | Share Price Greater Or Equal 20 USD [Member]
Subsequent Event [Line Items]
Share price triggering Earnout					20.00				20.00
Earnout Triggering Event [Member] | Share Price Greater Or Equal 30 USD [Member]
Subsequent Event [Line Items]
Share price triggering Earnout									$ 30.00
Earnout Triggering Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price triggering Earnout					$ 30.00
Earnout Triggering Event [Member] | Common Stock [Member] | Share Price Greater Or Equal 15 USD [Member]
Subsequent Event [Line Items]
Share price triggering Earnout							$ 15.00
Earnout Triggering Event [Member] | Common Stock [Member] | Share Price Greater Or Equal 20 USD [Member]
Subsequent Event [Line Items]
Share price triggering Earnout							20.00
Earnout Triggering Event [Member] | Common Stock [Member] | Share Price Greater Or Equal 30 USD [Member]
Subsequent Event [Line Items]
Share price triggering Earnout							$ 30.00
Gain [Member] | Earnout Shares [Member]
Subsequent Event [Line Items]
Adjustments in warrants							$ 84,400,000
Additional paid in capital							$ 743.7
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of term loan facility				$ 35,000,000
Payments of accrued interest and prepayment fees				$ 1,200,000
Subsequent Event [Member] | Public Warrants [Member]
Subsequent Event [Line Items]
Class of warrants redemption price per share												$ 0.01
Subsequent Event [Member] | Tranche Three And Final [Member]
Subsequent Event [Line Items]
Earnout Shares		9,000,000

[1]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 0.9966 established in the Merger as described in Note 3.